A disciplined, consistent
approach to investing
[Photo of mother & child working on the computer]
                                                         Fortis Securities, Inc.
                                                         semiannual report
[Photo of keyboard keys]                                 JANUARY 31, 2002

FORTIS SECURITIES, INC. SEMIANNUAL REPORT

  CONTENTS

  LETTER TO SHAREHOLDERS                                          1

  SCHEDULE OF INVESTMENTS                                         2

  STATEMENT OF ASSETS AND LIABILITIES                             7

  STATEMENT OF OPERATIONS                                         8

  STATEMENTS OF CHANGES IN NET ASSETS                             9

  NOTES TO FINANCIAL STATEMENTS                                  10

  DIRECTORS AND OFFICERS                                         12

  SHAREHOLDER MEETING INFORMATION                                13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 7:00 p.m. CST, Monday thru Friday

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of each fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in the Hartford Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                       FORTIS
                                                    SECURITIES,
                                                        INC.
                                                    ------------
JANUARY 31, 2002:
TOTAL NET ASSETS..................................  $97,754,993
MARKET PRICE PER SHARE............................  $     7.900
SHARES OUTSTANDING................................   12,803,755

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002:
NET ASSET VALUE PER SHARE:
  Beginning of period.............................  $      7.95
  End of period...................................  $      7.63

DISTRIBUTION FROM NET INVESTMENT INCOME:
  Total dividends paid............................  $ 4,104,528
  Dividends per share.............................  $      .324

PORTFOLIO COMPOSITION BY SECTOR AS OF 1/31/2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds-Investment Grade      70.4%
Corporate Bonds-Non-Investment Grade  24.2%
U.S. Government Agencies               2.7%
Cash Equivalents/Receivables           2.7%

TOP 10 HOLDINGS AS OF 1/31/2002

                                               Percent of
Bonds                                          Net Assets
---------------------------------------------------------
 1.  Time Warner Entertainment Co. (8.375%)
     2033                                         2.0%
 2.  Tele-Communications, Inc. (9.80%) 2012       1.8%
 3.  CSX Corp. (7.95%) 2027                       1.7%
 4.  News America Holdings, Inc. (8.875%)
     2023                                         1.7%
 5.  Worldcom, Inc. (8.25%) 2010                  1.6%
 6.  Noranda, Inc. (8.625%) 2002                  1.6%
 7.  Columbia Energy Group (7.62%) 2025           1.5%
 8.  Ford Motor Co. (7.45%) 2031                  1.4%
 9.  Park Place Entertainment Corp. (8.50%)
     2006                                         1.3%
10.  Albertson's, Inc. (8.70%) 2030               1.2%

FORTIS SECURITIES, INC.

HOW DID THE FUND PERFORM?

For the six month period ended January 31, 2002, the fund provided a distribution yield of 8.05% and a total return of 3.69% at market.

WHY DID THE FUND PERFORM THIS WAY?

The fund generally benefited from an overweight in investment grade corporate bonds and an underweight in mortgage passthrough securities throughout the year. Industries emphasized within corporates included energy, healthcare, telecommunications and technology. Individual high yield issues detracted from overall fund returns as these securities underperformed broad US investment grade assets. The market's response to Enron's accounting issues has added to the volatility in both the high yield and high grade corporate market.

WHAT IS YOUR OUTLOOK GOING FORWARD IN 2002?

We do believe that the most attractive opportunities within the fixed income market are concentrated in the investment grade and high yield corporate markets. The aggressive easing by the Federal Reserve as well as the significant deleveraging begun by many companies will ultimately improve corporate credit quality. Extensive credit research, combined with a willingness to buy issues which are priced to reflect their issuer's current fundamental challenges, is important in identifying these opportunities. We remain optimistic about the prospects of the fund for the period ahead.

FORTIS SECURITIES, INC.
Schedule of Investments
January 31, 2002 (Unaudited)

CORPORATE BONDS - INVESTMENT GRADE - 70.44%
--------------------------------------------------------------------------------

                                                                  Standard
 Principal                                                        & Poor's                    Market
  Amount                                                           Rating      Cost (b)     Value (c)
-----------                                                      ----------  ------------  ------------
             BASIC MATERIALS - 3.10%
$  250,000   Ferro Corp., 9.125%, 1-1-2009.....................  BBB-        $   246,856   $   257,021
   500,000   Newmont Mining Corp., 8.625%, 5-15-2011...........  BBB             509,687       511,745
 1,500,000   Noranda, Inc., 8.625%, 7-15-2002..................  BBB-          1,494,960     1,529,686
   300,000   Olin Corp., 9.125%, 12-15-2011....................  BBB             300,000       311,982
   185,000   Phelps Dodge Corp., 8.75%, 6-1-2011...............  BBB-            189,618       181,584
   250,000   Phelps Dodge Corp., 9.50%, 6-1-2031...............  BBB-            217,533       232,554
                                                                             -----------   -----------
                                                                               2,958,654     3,024,572
                                                                             -----------   -----------
             CAPITAL GOODS - 0.18%
   170,000   Briggs & Stratton Corp., 8.875%, 3-15-2011........  BBB-            166,687       179,350
                                                                             -----------   -----------
             CONSUMER CYCLICAL - 12.08%
 1,000,000   Abitibi Consolidated, Inc., 8.85%, 8-1-2030.......  BBB-          1,066,027     1,036,763
 1,000,000   Albertson's, Inc., 8.70%, 5-1-2030................  BBB+          1,077,753     1,213,044
 1,000,000   Daimler Chrysler N.A. Holding Corp., 8.50%,
               1-18-2031.......................................  BBB+            992,233     1,096,804
 1,000,000   Federated Department Stores, Inc., 8.50%,
               6-1-2010........................................  BBB+          1,014,243     1,119,975
 1,500,000   Ford Motor Co., 7.45%, 7-16-2031..................  BBB+          1,353,319     1,401,421
 1,000,000   Fred Meyer, Inc., 7.45%, 3-1-2008.................  BBB-            957,166     1,073,793
 1,150,000   Georgia-Pacific Corp., 9.625%, 3-15-2022..........  BBB-          1,179,118     1,025,782
   500,000   May Department Stores Co., 8.50%, 6-1-2019........  A+              499,067       579,824
   225,000   Navistar International Corp., 9.375%, Ser B
               6-1-2006........................................  BBB-            225,000       238,500
 1,000,000   Sears Roebuck Acceptance Corp., 6.25%, 5-1-2009...  A-              892,276       986,554
 1,000,000   TRW, Inc., 7.75%, 6-1-2029........................  BBB             991,043       964,481
 1,000,000   Westvaco Corp., 8.20%, 1-15-2030..................  BBB           1,020,667     1,073,134
                                                                             -----------   -----------
                                                                              11,267,912    11,810,075
                                                                             -----------   -----------
             ENERGY - 8.45%
 1,500,000   Columbia Energy Group, 7.62%, Ser G 11-28-2025....  BBB           1,425,034     1,425,736
 1,000,000   Conoco, Inc., 6.95%, 4-15-2029....................  BBB+            883,727     1,042,280
   850,000   Encompass Services Corp., 9.125%, 10-1-2021.......  BBB+            939,725     1,008,401
 1,000,000   Occidental Petroleum Corp., 8.45%, 2-15-2029......  BBB             986,138     1,158,666
 1,000,000   Semco Energy, Inc., 8.95%, 7-1-2003...............  BBB             998,786     1,046,710
 1,000,000   Valero Energy Corp., 8.75%, 6-15-2030.............  BBB           1,044,624     1,154,538
   500,000   Williams Companies, Inc., 7.125%, 9-1-2011........  BBB             500,082       478,307
 1,000,000   Williams Companies, Inc., 7.625%, 7-15-2019.......  BBB             971,537       945,414
                                                                             -----------   -----------
                                                                               7,749,653     8,260,052
                                                                             -----------   -----------
             FINANCE - 8.46%
 1,000,000   Amerco, Inc., 7.20%, 4-1-2002.....................  BBB             997,528     1,001,339
 1,000,000   Comerica Bank, 7.875%, 9-15-2026..................  A-              988,645     1,073,168
 1,000,000   EOP Operating L.P., 7.50%, 4-19-2029..............  BBB+            924,654     1,002,837
 1,000,000   ERAC USA Finance Co., 8.00%, 1-15-2011 (g)........  BBB+          1,000,000     1,004,743
 1,000,000   Mony Group, Inc., 8.35%, 3-15-2010................  A-              998,170     1,077,181
 1,000,000   ReliaStar Financial Corp., 8.00%, 10-30-2006......  AA-             997,361     1,091,918
 1,000,000   Spieker Properties, Inc., 7.50%, 10-1-2027........  BBB+            908,413       954,300
 1,000,000   Travelers Property Casualty Corp., 7.75%,
               4-15-2026.......................................  A-              926,263     1,068,176
                                                                             -----------   -----------
                                                                               7,741,034     8,273,662
                                                                             -----------   -----------
             HEALTH CARE - 1.52%
   700,000   HealthSouth Corp., 8.50%, 2-1-2008................  BBB-            700,000       724,500
   750,000   Humana, Inc., 7.25%, 8-1-2006.....................  BBB             748,559       757,456
                                                                             -----------   -----------
                                                                               1,448,559     1,481,956
                                                                             -----------   -----------
             SERVICES - 12.44%
 1,000,000   Belo Corp., 7.25%, 9-15-2027......................  BBB-            829,167       806,976
 1,000,000   Comcast Cable Communications, Inc., 8.50%,
               5-1-2027........................................  BBB             998,364     1,110,644
 1,000,000   Cox Enterprises, Inc., 8.00%, 2-15-2007 (g).......  BBB             973,772     1,081,124
 1,000,000   FedEx Corp., 7.84%, Ser 1996-B2, 1-30-2018........  BBB+          1,000,000       901,180

--------------------------------------------------------------------------------

                                                                 Standard
Principal                                                        & Poor's                    Market
  Amount                                                          Rating      Cost (b)      Value (c)
-----------                                                      ----------  ------------  ------------
$1,000,000   Hearst-Argyle Television, Inc., 7.00%,
               1-15-2018.......................................  BBB-        $   875,550   $   848,710
 1,000,000   Hilton Hotels Corp., 8.25%, 2-15-2011.............  BBB-            993,734     1,009,215
 1,000,000   Liberty Media Corp., 8.25%, 2-1-2030..............  BBB-            992,126       964,671
 1,000,000   MGM Mirage, Inc., 8.50%, 9-15-2010................  BBB-            994,598     1,031,729
 1,500,000   News America Holdings, Inc., 8.875%, 4-26-2023....  BBB-          1,487,551     1,645,550
 1,000,000   Paramount Communications, Inc., 7.50%,
               7-15-2023.......................................  A-              945,131       987,921
 1,250,000   Park Place Entertainment Corp., 8.50%,
               11-15-2006......................................  BBB-          1,240,862     1,295,134
   500,000   USA Waste Management, Inc., 7.125%, 12-15-2017....  BBB             427,879       481,231
                                                                             -----------   -----------
                                                                              11,758,734    12,164,085
                                                                             -----------   -----------
             TECHNOLOGY - 14.76%
 1,000,000   ALLTEL Corp., 6.80%, 5-1-2029.....................  A               868,029       888,562
 1,100,000   AT&T Canada, Inc., 7.625%, 3-15-2005..............  BBB             492,910       362,536
 1,000,000   AT&T Corp., 6.50%, 3-15-2029......................  BBB+            787,484       860,630
 1,000,000   AT&T Wireless Services, Inc., 8.75%, 3-1-2031.....  BBB             999,136     1,098,015
   250,000   Koninklijke KPN N.V., 7.50%, 10-1-2005............  BBB-            243,172       259,185
 1,000,000   Lockheed Martin Corp., 7.875%, 3-15-2023..........  BBB-            944,108     1,019,861
 1,000,000   Motorola, Inc., 8.00%, 11-1-2011..................  BBB+            990,056       989,101
   400,000   Nortel Networks Corp., 6.125%, 2-15-2006..........  BBB-            356,640       340,510
   650,000   Nortel Networks Corp., 6.875%, 9-1-2023...........  BBB-            497,980       472,222
 1,000,000   Raytheon Co., 7.20%, 8-15-2027....................  BBB-            883,883     1,017,950
 1,250,000   Sprint Capital Corp., 6.875%, 11-15-2028..........  BBB+          1,046,752     1,121,845
 1,500,000   Tele-Communications, Inc., 9.80%, 2-1-2012........  BBB+          1,658,835     1,800,117
 1,800,000   Time Warner Entertainment Co., 8.375%,
               7-15-2033.......................................  BBB+          1,733,657     2,002,136
   750,000   US West Capital Funding, Inc., 6.50%,
               11-15-2018......................................  BBB+            638,078       643,379
     5,319   Voicestream Wireless Corp., 10.375%, 11-15-2009...  A-                3,649         6,064
 1,500,000   Worldcom, Inc., 8.25%, 5-15-2010..................  BBB+          1,491,691     1,546,481
                                                                             -----------   -----------
                                                                              13,636,060    14,428,594
                                                                             -----------   -----------
             TRANSPORTATION - 4.64%
 1,500,000   CSX Corp., 7.95%, 5-1-2027........................  BBB           1,357,895     1,669,676
   500,000   CSX Corp., 8.625%, 5-15-2022......................  BBB             523,210       587,461
 1,200,000   Delta Airlines, Inc., 10.50%, 4-30-2016...........  BBB           1,428,585     1,137,744
 1,000,000   Norfolk Southern Corp., 8.625%, 5-15-2010.........  BBB           1,004,034     1,140,186
                                                                             -----------   -----------
                                                                               4,313,724     4,535,067
                                                                             -----------   -----------
             UTILITIES - 4.81%
 1,000,000   CMS Panhandle Holding Co., 7.00%, 7-15-2029.......  BBB-            874,563       866,056
 1,000,000   El Paso Corp., 8.05%, 10-15-2030..................  BBB           1,000,950     1,017,892
   756,098   Niagara Mohawk Power Co., 7.625%, Ser F
               10-1-2005.......................................  A-              744,888       795,249
 1,000,000   NRG Energy, Inc., 8.00%, 11-1-2003................  BBB-            998,973       989,560
   500,000   Sierra Pacific Power Co., 8.00%, Ser A 6-1-2008...  BBB+            499,621       532,405
   500,000   Western Resources, Inc., 7.25%, 8-15-2002.........  BBB-            500,000       501,050
                                                                             -----------   -----------
                                                                               4,618,995     4,702,212
                                                                             -----------   -----------
             TOTAL CORPORATE BONDS - INVESTMENT GRADE..........              $65,660,012   $68,859,625
                                                                             -----------   -----------
                                                                             -----------   -----------

CORPORATE BONDS - NON-INVESTMENT GRADE - 24.21%
--------------------------------------------------------------------------------

                                                                  Standard
 Principal                                                        & Poor's                    Market
  Amount                                                           Rating      Cost (b)     Value (c)
-----------                                                      ----------  ------------  ------------
             BASIC MATERIALS - 2.36%
$  750,000   Equistar Chemicals L.P., 10.125%, 9-1-2008........  BB+         $   750,000   $   738,750
   500,000   Hercules, Inc., 11.125%, 11-15-2007...............  B+              500,000       528,125
   500,000   Stone Container Corp., 12.58%, 8-1-2016...........  B               500,000       531,250
   250,000   Stone Container Corp., 9.75%, 2-1-2011............  B               255,762       270,000

FORTIS SECURITIES, INC.
Schedule of Investments
January 31, 2002 (Unaudited)

CORPORATE BONDS - NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

                                                                 Standard
Principal                                                        & Poor's                    Market
  Amount                                                          Rating      Cost (b)      Value (c)
-----------                                                      ----------  ------------  ------------
$  250,000   U.S. Steel L.L.C., 10.75%, 8-1-2008 (g)...........  BB          $   247,145   $   241,250
                                                                             -----------   -----------
                                                                               2,252,907     2,309,375
                                                                             -----------   -----------
             CAPITAL GOODS - 0.27%
   250,000   Terex Corp., 10.375%, Ser B 4-1-2011..............  B               252,027       265,000
                                                                             -----------   -----------
             CONSUMER CYCLICAL - 1.02%
   650,000   Telecorp PCS, Inc., 10.625%, 7-15-2010............  B3*             603,182       741,000
   240,000   United Rentals, Inc., 10.75%, Ser B 4-15-2008.....  BB              240,000       259,200
                                                                             -----------   -----------
                                                                                 843,182     1,000,200
                                                                             -----------   -----------
             ENERGY - 0.52%
   300,000   Pogo Producing Co., 8.25%, Ser B 4-15-2011........  BB              300,000       309,000
   200,000   Swift Energy Co., 10.25%, 8-1-2009................  B               203,161       202,000
                                                                             -----------   -----------
                                                                                 503,161       511,000
                                                                             -----------   -----------
             FINANCE - 1.95%
   300,000   Brazil (Republic of), 11.625%, 4-15-2004..........  BB-             298,564       311,550
   100,000   IPC Acquisition Corp., 11.50%, 12-15-2009 (g).....  B-              100,000       100,375
   295,089   Sandia Mtg Corp., 9.14% 1991-A Variable Rate Pass
               Thru Certificate Class B, 8-1-2018 (e)..........  NR              243,812       221,317
   250,000   Sovereign Bancorp, Inc., 10.50%, 11-15-2006.......  BB+             239,839       270,000
 1,100,000   Xerox Credit Corp., 6.10%, 12-16-2003.............  BB              957,966     1,001,847
                                                                             -----------   -----------
                                                                               1,840,181     1,905,089
                                                                             -----------   -----------
             HEALTH CARE - 2.66%
   500,000   HealthSouth Corp., 10.75%, 10-1-2008..............  BB+             497,075       542,500
   200,000   IASIS Healthcare Corp., 13.00%, 10-15-2009........  B-              198,071       219,000
   200,000   Magellan Health Services, Inc., 9.00%,
               2-15-2008.......................................  B-              191,162       167,000
   540,000   Select Medical Corp., 9.50%, 6-15-2009............  B               540,000       548,100
   400,000   Triad Hospitals, Inc., 8.75%, Ser B 5-1-2009......  B-              400,000       423,000
   390,000   Unilab Finance Corp., 12.75%, 10-1-2009...........  B-              391,216       448,500
   250,000   United Surgical Partners International, Inc.,
               10.00%, 12-15-2011 (g)..........................  B-              248,071       248,125
                                                                             -----------   -----------
                                                                               2,465,595     2,596,225
                                                                             -----------   -----------
             SERVICES - 3.44%
    50,000   Adelphia Communications Corp., 10.875%,
               10-1-2010.......................................  B+               40,951        53,562
   580,000   Building One Services Corp., 10.50%, 5-1-2009.....  B               562,105       359,600
   500,000   Callahan Nordrhein-Westfalen, 14.00%, 7-15-2010...  B-              500,000       235,000
   250,000   eKabel Hessen GMBH, 14.50%, 9-1-2010..............  CCC+            246,968       105,000
   500,000   K-III Communications Corp., 8.50%, Ser B
               2-1-2006........................................  BB-             500,719       453,750
   250,000   Mandalay Resort Group, 7.625%, 7-15-2013..........  BB-             218,148       218,750
   500,000   Penn National Gaming, Inc., 11.125%, Ser B
               3-1-2008........................................  B-              500,000       540,000
   750,000   Service Corp. International, 6.50%, 3-15-2008.....  BB-             521,176       648,750
   650,000   Six Flags, Inc., 9.50%, 2-1-2009..................  B               665,081       669,500
    75,000   Stewart Enterprises, Inc., 10.75%, 7-1-2008.......  B+               75,000        81,375
                                                                             -----------   -----------
                                                                               3,830,148     3,365,287
                                                                             -----------   -----------
             TECHNOLOGY - 8.88%
   250,000   Allegiance Telecom, Inc., 12.875%, 5-15-2008......  B               225,064       162,500
   250,000   Asia Global Crossing Ltd., 13.375%, 10-15-2010....  C               245,321        75,000
   675,000   Charter Communications Holdings, 10.00%,
               5-15-2011.......................................  B+              682,087       674,156
   260,000   Charter Communications Holdings, 8.625%,
               4-1-2009........................................  B+              246,721       247,000
   500,000   Crown Castle International Corp., 9.375%,
               8-1-2011........................................  B               500,000       405,000
   750,000   Dobson Communications Corp., 10.875%, 7-1-2010....  B               744,896       757,500
   750,000   Echostar Broadband Corp., 10.375%, 10-1-2007......  B               750,000       798,750
   750,000   Global Crossing Holdings Ltd., 9.50%,
               11-15-2009 (a)..................................  D               724,825        39,375
   375,000   Hyperion Telecommunications, 12.25%, Ser B
               9-1-2004........................................  CCC+            316,668        46,875
   300,000   International Cabletel, Inc., 11.50%, Ser B
               2-1-2006........................................  CCC             303,967       111,000
    50,000   Level 3 Communications, Inc., 11.00%, 3-15-2008...  CCC-             23,800        21,500
 1,100,000   Level 3 Communications, Inc., 9.125%, 5-1-2008....  CCC-            570,113       462,000

--------------------------------------------------------------------------------

                                                                 Standard
Principal                                                        & Poor's                    Market
  Amount                                                          Rating      Cost (b)      Value (c)
-----------                                                      ----------  ------------  ------------
$1,500,000   Lucent Technologies, Inc., 6.45%, 3-15-2029.......  BB-         $ 1,101,368   $ 1,035,000
 1,100,000   Marconi Corp. plc, 8.375%, 9-15-2030..............  B-              937,683       469,154
   880,000   McLeodUSA, Inc., 11.375%, 1-1-2009 (a)............  D               756,910       220,000
   130,000   Metromedia Fiber Network, Inc., 10.00%,
               12-15-2009......................................  CC               87,571        42,900
 1,205,000   Metromedia Fiber Network, Inc., 10.00%, Ser B
               11-15-2008......................................  CC              821,599       397,650
   500,000   Nextel Communications, Inc., 11.65%,
               9-15-2007 (Zero coupon through 9-15-2002,
               thereafter 10.65%) (f)..........................  B               461,850       372,500
   810,000   Nextel Communications, Inc., 9.375%, 11-15-2009...  B               680,026       593,325
   200,000   Nextlink Communications, Inc., 12.125%,
               12-1-2009 (Zero coupon through 12-1-2004,
               thereafter 12.125%) (f).........................  C               145,339        17,000
   500,000   Nextlink Communications, L.L.C., 12.50%,
               4-15-2006 (a)...................................  C               500,000        75,000
   750,000   NTL Communications Corp., 13.20%, Ser B
               10-1-2008 (Zero coupon through 10-1-2003,
               thereafter 12.375%) (f).........................  CCC             604,665       236,250
   500,000   PanAmSat Corp., 6.875%, 1-15-2028.................  BB              381,650       393,750
   500,000   PSINet, Inc., 11.00%, 8-1-2009 (a)................  D               323,871        40,000
   584,000   RCN Corp., 34.99%, Ser B 2-15-2008 (Zero coupon
               through 2-15-2003, thereafter 9.80%) (f)........  B-              181,850       134,320
   500,000   Spectrasite Holdings, Inc., 10.75%, Ser B
               3-15-2010.......................................  CCC+            440,154       220,000
   600,000   Telewest Communications plc, 11.00%, 10-1-2007....  B               502,959       409,500
   100,000   United Pan-Europe Communications N.V., 10.875%,
               Ser B 8-1-2009..................................  CC               80,701        10,750
   185,000   Williams Communications Group, Inc., 10.70%,
               10-1-2007.......................................  Caa3*            77,416        51,800
   190,000   Williams Communications Group, Inc., 11.70%,
               8-1-2008........................................  CCC-            107,428        53,200
   375,000   Williams Communications Group, Inc., 11.875%,
               8-1-2010........................................  CCC-            298,688       105,000
                                                                             -----------   -----------
                                                                              13,825,190     8,677,755
                                                                             -----------   -----------
             TRANSPORTATION - 0.51%
   500,000   Northwest Airlines Trust, 13.875%, Ser D
               12-21-2006......................................  Ba3*            500,000       500,000
                                                                             -----------   -----------
             UTILITIES - 2.60%
   650,000   AES Corp., 9.50%, 6-1-2009........................  BB              646,171       572,000
   215,000   Azurix Corp., 10.75%, Ser B 2-15-2010.............  CC              195,227       165,550
   190,000   Calpine Corp., 7.875%, 4-1-2008...................  BB+             166,415       159,232
   310,000   Calpine Corp., 8.50%, 2-15-2011...................  BB+             265,711       258,062
   500,000   Kansas Gas & Electric Co., 7.60%, 12-15-2003......  BB+             500,899       512,761
   785,000   Mission Energy Holding Co., 13.50%, 7-15-2008.....  BB-             768,565       869,388
                                                                             -----------   -----------
                                                                               2,542,988     2,536,993
                                                                             -----------   -----------
             TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE......              $28,855,379   $23,666,924
                                                                             -----------   -----------
                                                                             -----------   -----------

U.S. GOVERNMENT SECURITIES - 2.65%
--------------------------------------------------------------------------------

 Principal                                                                                    Market
  Amount                                                                       Cost (b)     Value (c)
-----------                                                                  ------------  ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.61%
             MORTGAGE BACKED SECURITIES:
$   64,951   9.00% 2022....................................................  $    69,071   $    71,405
   178,998   10.50% 2017...................................................      191,081       204,296
    78,163   11.25% 2010...................................................       84,538        88,537
   107,975   11.50% 2014-2015..............................................      118,091       124,738
    95,601   11.75% 2010...................................................      101,337       107,424
                                                                             -----------   -----------
             TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION..................      564,118       596,400
                                                                             -----------   -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.50%
             MORTGAGE BACKED SECURITIES:
   640,459   8.00% 2024-2025...............................................      648,500       682,702
   320,469   10.50% 2014-2020..............................................      341,243       359,497
   279,981   11.00% 2011-2018..............................................      288,244       316,817
     5,790   11.25% 2011...................................................        6,011         6,306
    26,796   12.00% 2014...................................................       28,524        30,526

FORTIS SECURITIES, INC.
Schedule of Investments
January 31, 2002 (Unaudited)

U.S. GOVERNMENT SECURITIES - CONTINUED
--------------------------------------------------------------------------------

Principal                                                                                    Market
  Amount                                                                      Cost (b)      Value (c)
-----------                                                                  ------------  ------------
$   65,070   12.50% 2015...................................................  $    73,488   $    74,637
                                                                             -----------   -----------
             TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION...................    1,386,010     1,470,485
                                                                             -----------   -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.54%
             MORTGAGE BACKED SECURITIES:
   338,333   9.00% 2021....................................................      341,029       371,736
   135,544   9.50% 2020....................................................      141,093       150,670
                                                                             -----------   -----------
             TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION................      482,122       522,406
                                                                             -----------   -----------
             TOTAL U.S. GOVERNMENT SECURITIES..............................  $ 2,432,250   $ 2,589,291
                                                                             -----------   -----------
                                                                             -----------   -----------

COMMON STOCKS AND WARRANTS - 0.00%
--------------------------------------------------------------------------------

                                                                                              Market
  Shares                                                                       Cost (b)     Value (c)
-----------                                                                  ------------  ------------
             CONSUMER CYCLICAL - 0.00%
       500   Hosiery Corp. of America, Inc. Class A (a) (e)................  $     8,460   $        50
                                                                             -----------   -----------
             TECHNOLOGY - 0.00%
       500   @Track Communications, Inc. (Warrants) (a) (e)................        5,000         1,400
       500   RSL (Warrants) (a) (e)........................................          500             8
                                                                             -----------   -----------
                                                                                   5,500         1,408
                                                                             -----------   -----------
             TOTAL COMMON STOCKS AND WARRANTS..............................       13,960         1,458
                                                                             -----------   -----------
             TOTAL LONG-TERM INVESTMENTS...................................  $96,961,601   $95,117,298
                                                                             -----------   -----------
                                                                             -----------   -----------

SHORT-TERM INVESTMENTS - 0.85%
--------------------------------------------------------------------------------

 Principal                                                                                    Market
  Amount                                                                                    Value (c)
-----------                                                                                ------------
             FINANCE - 0.85%
$  824,000   State Street Bank - Repurchase Agreement, 1.875%, 2-1-2002 (Maturity Value
               $824,043) (See Note 1)....................................................  $   824,000
     1,144   U.S. Bank N.A. Money Market Variable Rate Time Deposit, Current rate -
               1.87%.....................................................................        1,144
                                                                                           -----------
             TOTAL SHORT-TERM INVESTMENTS................................................      825,144
                                                                                           -----------
             TOTAL INVESTMENTS IN SECURITIES (COST: $97,786,745) (b).....................  $95,942,442
                                                                                           -----------
                                                                                           -----------

(a) Presently non-income producing. For long term securities, items identified are in default as to payment of interest and/or principal.
(b) At January 31, 2002, the cost of securities for federal income tax purposes was $97,845,059 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 5,141,470
Unrealized depreciation.....................................   (7,044,087)
-------------------------------------------------------------------------
Net unrealized depreciation.................................  $(1,902,617)
-------------------------------------------------------------------------

(c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
(d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.79% of total net assets as of January 31, 2002.
(e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Year Acquired     Shares/Par     Security                                               Cost Basis
-------------     ----------     --------                                               ----------
1998                     500     @Track Communications, Inc. (Warrants) - 144A           $   5,000
1994                     500     Hosiery Corp. of America, Inc. Class A - 144A               8,460
1996                     500     RSL (Warrants) - 144A                                         500
1993                 295,089     Sandia Mortgage Corp. due 2018 - restricted               243,812
The aggregate value of these securities at January 31, 2002, was $222,775 which represents .23% of total net assets.

(f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
(g) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at January 31, 2002, was $2,675,617, which represents 2.74% of the total net assets.
  *  Moody's Rating

FORTIS SECURITIES, INC.
Statement of Assets and Liabilities
(Unaudited)
January 31, 2002

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $97,786,745) (Note 1).........................  $ 95,942,442
  Cash on deposit with custodian..................        10,389
  Receivables:
    Investment securities sold....................       262,749
    Interest and dividends........................     2,303,689
  Prepaid expenses................................         9,166
                                                    ------------
TOTAL ASSETS......................................    98,528,435
                                                    ------------
LIABILITIES
  Cash portion of dividends payable...............       678,598
  Payable for investment advisory and management
    fees (Note 2).................................        54,210
  Accounts payable and accrued expenses...........        40,634
                                                    ------------
TOTAL LIABILITIES.................................       773,442
                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01
    per share - authorized 15,000,000 shares;
    respectively outstanding 12,803,755 shares....   128,401,014
  Unrealized depreciation of investments..........    (1,844,303)
  Undistributed net investment income.............        99,154
  Accumulated net realized loss from sale of
    investments...................................   (28,900,872)
                                                    ------------
TOTAL NET ASSETS..................................  $ 97,754,993
                                                    ------------
                                                    ------------
NET ASSET VALUE PER SHARE.........................  $       7.63
                                                    ------------
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.
Statement of Operations
(Unaudited)
For the Six-Month Period Ended January 31, 2002

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income...............................  $ 4,638,177
                                                    -----------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................      318,387
    Legal and auditing fees (Note 2)..............       11,040
    Custodian fees................................        2,873
    Shareholders' notices and reports.............       26,819
    Directors' fees and expenses..................        3,629
    Exchange listing fees.........................       17,644
    Other.........................................        7,600
                                                    -----------
  Total expenses..................................      387,992
                                                    -----------
NET INVESTMENT INCOME.............................    4,250,185
                                                    -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments................     (666,635)
                                                    -----------
  Net change in unrealized depreciation of
    investments in securities.....................   (3,502,362)
                                                    -----------
NET LOSS ON INVESTMENTS...........................   (4,168,997)
                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $    81,188
                                                    -----------
                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                          FOR THE SIX-MONTH
                                            PERIOD ENDED        FOR THE
                                          JANUARY 31, 2002     YEAR ENDED
                                             (UNAUDITED)     JULY 31, 2001
                                          -----------------  --------------
OPERATIONS
  Net investment income.................    $  4,250,185      $  8,529,699
  Net realized loss on investments......        (666,635)       (7,018,179)
  Net change in unrealized appreciation
    or depreciation on investments......      (3,502,362)        4,487,469
                                            ------------      ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................          81,188         5,998,989
                                            ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (4,104,528)       (8,740,367)
                                            ------------      ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 59,131 and 74,652 shares
    issued as a result of reinvested
    dividends...........................         459,504           596,265
                                            ------------      ------------
TOTAL DECREASE IN NET ASSETS............      (3,563,836)       (2,145,113)

NET ASSETS:
  Beginning of period...................     101,318,829       103,463,942
                                            ------------      ------------
  End of period (includes undistributed
    (excess of distributions over) net
    investment income of $99,154 and
    ($46,503), respectively)............    $ 97,754,993      $101,318,829
                                            ------------      ------------
                                            ------------      ------------

FORTIS SECURITIES, INC.
Notes to Financial Statements
(Unaudited)

--------------------------------------------------------------------------------

   1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the fund enters into a repurchase agreement, the value of the underlying collateral securities, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the fund's custodian in book entry or physical form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are handled through the fund's custodian, State Street Bank.

   Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company ("HIMCO"). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

   Fortis Securities, Inc. together with other investment management companies having investment advisory agreements with HIMCO have an interest in a $410,399,000 joint repurchase agreement dated January 31, 2002 with State Street Bank, 1.80% due February 4, 2002. This joint repurchase agreement is collateralized by $153,000,000 U.S. Treasury Bonds 7.25% - 12.375% due 2004 and by $265,606,980 U.S. Treasury Bills 1.72% - 1.81% due 2002.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 2002, there were no outstanding purchases on a when-issued basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the period ended January 31, 2002, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $10,152,484 and $9,417,892, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect, if any, on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $28,175,923 at July 31, 2001, which, if not offset by subsequent capital gains, will expire in 2002 through 2010. It is unlikely the Board of directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At January 31, 2002, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 2002, was $222,775 which represents .23% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

--------------------------------------------------------------------------------

   Shareholders will receive their dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (see page 12). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   2. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (see Note 3), is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   As adviser for Fortis Securities, Inc., Hartford Investment Financial Services Company ("HIFSCO") has retained Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the Board of Directors of Fortis Securities, Inc. Pursuant to the sub-advisory agreement, HIMCO will regularly provide the fund with investment research, advise and supervision and furnish continuously an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities. Legal fees and expenses aggregating $1,159 for the period ended January 31, 2002, were paid to a law firm of which the secretary of the fund is a partner.
   3. HARTFORD LIFE ACQUISITION: On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries. Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company. The Hartford is a leading insurance and financial services company. Prior to the acquisition, Fortis Advisers served as the investment adviser to the fund. Hartford Investment Financial Services Company ("HIFSCO"), a wholly owned indirect subsidiary of The Hartford, is now the investment adviser to the fund. As a result of the acquisition, HIFSCO became (with approval by the fund's Board of Directors) the interim investment adviser to the fund. Shareholders of record on April 12, 2001 then approved a definitive investment advisory agreement with HIFSCO and a definitive sub-advisory agreement with HIMCO at a special meeting of the fund's shareholders held on May 31, 2001. Hartford Administrative Services Company, formerly Fortis Advisers, serves as transfer agent and dividend agent to the fund.

4. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                         Year Ended July 31,
                           -------------------------------------------------------------------------------
                               2002**         2001         2000         1999         1998         1997
----------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period....     $  7.95       $   8.17     $   8.60     $   9.55     $   9.45     $   8.97
                              -------       --------     --------     --------     --------     --------
Operations:
  Investment income -
    net..................         .34            .67          .70          .70          .73          .72
  Net realized and
    unrealized gain
    (loss) on
    investments..........        (.34)          (.20)        (.44)        (.93)         .11          .49
                              -------       --------     --------     --------     --------     --------
Total from operations....          --            .47          .26         (.23)         .84         1.21
                              -------       --------     --------     --------     --------     --------
Distributions to
  shareholders:
  From investment
    income - net.........        (.32)          (.69)        (.69)        (.72)        (.74)        (.70)
  Excess distributions of
    net realized gains...          --             --           --           --           --         (.03)
                              -------       --------     --------     --------     --------     --------
Total distributions to
  shareholders...........        (.32)          (.69)        (.69)        (.72)        (.74)        (.73)
                              -------       --------     --------     --------     --------     --------
Net asset value, end of
  period.................     $  7.63       $   7.95     $   8.17     $   8.60     $   9.55     $   9.45
                              -------       --------     --------     --------     --------     --------
Per-share market value,
  end of period..........     $ 7.900       $  7.940     $  7.625     $  8.500     $  9.000     $  8.688
Total investment return,
  market value@..........        3.69%         13.55%       (1.59)%       2.34%       12.29%       20.27%
Total investment return,
  net asset value@@......         .05%          6.18%        4.10%       (2.43)%       9.50%       14.83%
Net assets end of period
  (000s omitted).........     $97,755       $101,319     $103,464     $108,951     $120,721     $119,285
Ratio of expenses to
  average monthly net
  assets.................         .78%*          .77%         .77%         .73%         .76%         .76%
Ratio of net investment
  income to average
  monthly net assets.....        8.52%*         8.38%        8.42%        7.65%        7.68%        7.91%
Portfolio turnover
  rate...................          10%            57%          65%          33%          44%         130%

  *  Annualized.
 **  For the six-month period ended January 31, 2002.
  @ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
 @@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

DIRECTORS AND OFFICERS

INFORMATION ABOUT DIRECTORS

The business and affairs of the fund are managed under the direction of the fund's Board of Directors. Information pertaining to the directors of the fund is set forth below.

INDEPENDENT DIRECTORS
                                                                                   Number of
                                                                                 Portfolios in
                           Position   Term of Office                             Fund Complex           Other
                           Held With  and Length of    Principal Occupation(s)    Overseen by       Directorships
Name, Address, Age         the Fund    Time Served       During Last 5 Years       Director        Held by Director
------------------         ---------  --------------  -------------------------  -------------  ----------------------
ALLEN R. FREEDMAN (age     Director    Since 1987     Director, Fortis, Inc.;            38      Systems and Computer
60) One Chase Manhattan                               prior to July 2000,                       Technology Corporation
Plaza New York, NY                                    Chairman & CEO, Fortis,
                                                      Inc., and Managing
                                                      Director of Fortis
                                                      International, N.V.
DR. ROBERT M. GAVIN (age   Director    Since 1986     Educational consultant;            38              N/A
60) 380 Lone Pine Road                                prior to September 1,
Bloomfield, MI                                        2001, President,
                                                      Cranbrook Education
                                                      Community; prior to July
                                                      1996, President,
                                                      Macalester College, St.
                                                      Paul, MN.
JEAN L. KING (age 56) 12   Director    Since 1986     President, Communi-King,           38              N/A
Evergreen Lane St. Paul,                              a communications
MN                                                    consulting firm.
PHILLIP O. PETERSON (age   Director    Since 2000     Mutual fund industry               38              N/A
55) 11155 Kane Trail                                  consultant; Partner of
Northfield, MN                                        KPMG LLP, through June
                                                      1999.
ROBB L. PRINCE (age 59)    Director    Since 1986     Financial and employee             38     Analysts International
5108 Duggan Plaza Edina,                              benefit consultant; prior                      Corporation
MN                                                    to July 1995, Vice
                                                      President and Treasurer,
                                                      Jostens, Inc., a producer
                                                      of products and services
                                                      for youth, education,
                                                      sports award, and
                                                      recognition markets.
LEONARD J. SANTOW (age     Director    Since 1986     Principal, Griggs &                38              N/A
64) 75 Wall Street, 21st                              Santow, Inc., economic
Floor New York, NY                                    and financial
                                                      consultants.
NOEL F. SCHENKER (age 46)  Director    Since 1996     Senior Vice President,             38              N/A
1908 W. 49th Street                                   Marketing and New
Minneapolis, MN                                       Business Development,
                                                      Select Comfort
                                                      Corporation, a
                                                      manufacturer, retailer
                                                      and direct merchant of
                                                      airbeds and sleep-related
                                                      products; prior to 2000,
                                                      marketing consultant;
                                                      prior to 1996, Senior
                                                      Vice President, Marketing
                                                      and Strategic Planning,
                                                      Rollerblade, Inc., a
                                                      manufacturer of in-line
                                                      skates and related gear
                                                      and accessories.
DR. LEMMA W. SENBET (age   Director    Since 2000     The William E. Mayer               38              N/A
53) 4435 Van Munching                                 Professor of Finance and
Hall College Park, MD                                 Chair, Finance
                                                      Department, University of
                                                      Maryland, College Park,
                                                      MD; consultant,
                                                      international financial
                                                      institutions.
INTERESTED DIRECTORS

DAVID M. ZNAMIEROWSKI*     President   Since 2001     President of HIMCO and             80              N/A
(age 41) 55 Farmington        and                     Senior Vice President,
Avenue Hartford, CT        Director                   Chief Investment Officer
                                                      and Director of
                                                      Investment Strategy for
                                                      Hartford Life, Inc.
                                                      Managing Member and
                                                      Senior Vice President of
                                                      HIFSCO and HL Advisors.

  * Mr. Znamierowski is an interested director because he serves as a Managing Member and Senior Vice President of HIFSCO, the investment adviser to the fund, and is a Senior Vice President, Chief Investment Officer and Director of Investment Strategy for Hartford Life, the parent of HIMCO, the subadviser to the fund.

OFFICERS

David M. Znamierowski
  PRESIDENT
Robert W. Beltz, Jr.
  VICE PRESIDENT
Peter W. Cummins
  VICE PRESIDENT
Kevin J. Carr
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
George R. Jay
  VICE PRESIDENT
Stephen T. Joyce
  VICE PRESIDENT
David N. Levenson
  VICE PRESIDENT
Thomas M. Marra
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
John C. Walters
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISER              Hartford Investment Financial Services Company
                                P.O. BOX 1744, HARTFORD, CT 06144-1744
DIVIDEND DISBURSING AGENT       Hartford Administrative Services Company
                                P.O. BOX 64284, ST. PAUL, MINNESOTA 55164
REGISTRAR                       Wells Fargo Bank
                                Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA
CUSTODIAN                       State Street Bank and Trust Company
                                BOSTON, MASSACHUSETTS
GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA
INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday THE WALL STREET JOURNAL and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

At a special meeting of shareholders, held on May 31, 2001, shareholders of Fortis Securities, Inc. approved the following proposals:

- TO APPROVE A DEFINITIVE INVESTMENT MANAGEMENT AGREEMENT FOR THE FUND WITH HARTFORD INVESTMENT FINANCIAL SERVICES COMPANY ("HIFSCO"). Shareholders approved the proposal with 10,506,975 shares voting FOR and 251,855 shares voting AGAINST the proposal (211,084 shares abstained).

- TO APPROVE A DEFINITIVE SUB-ADVISORY AGREEMENT FOR THE FUND BETWEEN HIFSCO AND HARTFORD INVESTMENT MANAGEMENT COMPANY. Shareholders approved the proposal with 10,460,252 shares voting FOR and 264,326 shares voting AGAINST the proposal (245,336 shares abstained).

At an adjourned meeting of the same special meeting, held on June 21, 2001, shareholders also approved the following proposal:

- TO APPROVE THE REORGANIZATION OF THE FUND FROM A MINNESOTA CORPORATION TO A MARYLAND CORPORATION. Shareholders approved the proposal with 7,011,219 shares voting FOR and 360,202 shares voting AGAINST the proposal. Broker non-votes totaled 4,066,926 shares and 2,503 shares abstained.

ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED):

At the annual meeting of shareholders, held on December 13, 2001, the following individuals were elected to the Board of Directors of Fortis Securities, Inc.:
Allen R. Freedman, Dr. Robert M. Gavin, Jean L. King, Phillip O. Peterson, Robb
L. Prince, Leonard J. Santow, Noel F. Schenker, Dr. Lemma W. Senbet and David M. Znamierowski. The final voting results were as follows:

                                          Shares voted   Shares
Director                                      FOR       WITHHELD
--------                                  ------------  ---------
Allen R. Freedman.......................   10,192,342     124,636
Dr. Robert M. Gavin.....................   10,192,179     124,799
Jean L. King............................   10,194,671     122,307
Phillip O. Peterson.....................   10,171,298     145,680
Robb L. Prince..........................   10,194,427     122,551
Leonard J. Santow.......................   10,191,496     125,482
Noel F. Schenker........................   10,197,729     119,249
Dr. Lemma W. Senbet.....................   10,163,196     153,782
David M. Znamierowski...................   10,170,997     145,981

Shareholders also ratified the selection of KPMG LLP as independent public accountants for Fortis Securities, Inc., with 10,133,289 shares voting FOR and 69,511 shares voting AGAINST the proposal (with 114,178 abstentions).

Underwritten and distributed through
Woodbury Financial Services, Inc.
Member NASD, SIPC
P.O. Box 64284, St. Paul, MN 55164-0284

Investment manager
Hartford Investment Financial
Services Company, HIFSCO
P.O. Box 2999, Hartford, CT 06104-2999

Investment subadvisers
Hartford Investment Management
Company, HIMCO
P.O. Box 2999, Hartford, CT 06104-2999

Wellington Management Company, LLP
75 State Street, Boston, MA 02109


FORTIS FUNDS
P.O. Box 64284
St. Paul, MN 55164-0284

Fortis Securities, Inc.








The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

95351 2/02